Disclosure of information on segments	12 Months Ended
Dec. 31, 2022
Disclosure of information on segments
Disclosure of information on segments

33.    Disclosure of information on segments

Management has determined its operating segments based on reports that the Group’s Chief Operating Decision Maker (CODM) uses for making decisions. The Group is organized into business units based on its products and services, activities and geographic locations. The broad categories of the Group’s business units are the following:

-	Production and sale of minerals (mining units in operation).
-	Exploration and development projects.
-	Energy generation and transmission services.
-	Insurance brokerage.
-	Rental of mining concessions.
-	Holding of investment in shares.
-	Industrial activities.

The accounting policies used by the Group in reporting segments internally are the same as those contained in the notes of the consolidated financial statements.

The CODM monitors the operating results of the business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on operating profit or loss and is measured consistently with operating profit or loss in the Group’s consolidated financial statements. In addition, the Group’s financing and income taxes are managed at the corporate level and are not allocated to the operating segments, except for those entities,which are managed independently.

Corporate information mainly includes the following:

In the segment information of profit or loss -

-

Administrative expenses, other income (expenses), exchange gain (loss), finance costs and income and income tax that cannot be directly allocated to the operational mining units owned by the Parent company (Orcopampa, Julcani and Tambomayo) and one temporarily suspended operation (Uchucchacua).

-	Exploration activities in non-operating areas, carried out directly by the Parent company and not by the consolidated separate legal entities.
-	Participation in subsidiaries and associate companies of the Company, which are accounted for using the equity method.

In the segment information of assets and liabilities -

-

Investments in Sociedad Minera Cerro Verde S.A.A. Tinka Resources Ltd. and Compañía Minera Coimolache S.A., associate companies that are directly owned by the Parent company and are accounted for using the equity method; see note 10 to the consolidated financial statements.

-

Assets and liabilities of the operational mining units owned directly by the Parent company since this is the way the CODM analyzes the business. Assets and liabilities of other operating segments are allocated based on the assets and liabilities of the legal entities included in those segments.

Adjustments and eliminations mainly include the following:

In the segment information of consolidated statements of profit or loss –

-

The elimination of any profit or loss of investments accounted for under the equity method and not consolidated by the Group corresponding to the associate companies: Sociedad Minera Cerro Verde S.A.A. Tinka Resources Ltd. and Compañía Minera Coimolache S.A.

-	The elimination of intercompany sales and cost of sales.
-	The elimination of any equity pickup profit or loss of the subsidiaries of the Parent company.

In the segment information of assets and liabilities –

-

The elimination of the assets and liabilities of the investments accounted for under the equity method and not consolidated, corresponding to the associate companies: Sociedad Minera Cerro Verde S.A.A., Tinka Resources Ltd. and Compañía Minera Coimolache S.A.

-	The elimination of any equity pickup investments of the subsidiaries of the Parent company.
-	The elimination of intercompany receivables and payables.

Refer to note 20(a) to the consolidated financial statements for disclosures related to revenues from external customers for each product and service, and revenues from external customers attributed to Peru and foreign countries. Revenue information is based on the locations of customers.

Refer to note 20(d) to the consolidated financial statements for information about major customers (representing more than 10% of the Group’s revenues). All non-current assets are located in Peru.

														Equity accounted investees
							Exploration and					Industrial			Compañía
	Uchucchacua						development	Energy		Rental of	Holding of	activities		Sociedad	Minera	Tinka	Total	Adjustments
	(Temporary	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	mining	generation and	Insurance	mining	investment	(Temporary		Minera Cerro	Coimolache	Resources	operating	and
	suspension)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	projects	transmission	brokerage	concessions	in shares	suspension)	Corporate	Verde S.A.A	S.A.	Ltd.	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2022
Results:
Continuing operations
Operating income
Sales of goods	5,281	134,268	54,573	151,789	400,994	52,260	—	—	—	—	—	53,073	—	3,975,295	159,003	—	4,986,536	(4,185,337)	801,199
Sales of services	—	—	—	—	—	—	—	52,433	17,207	—	421	—	—	—	—	—	70,061	(47,839)	22,222
Royalty income	—	—	—	—	—	—	—	—	—	1,381	—	—	—	—	—	—	1,381	—	1,381
Total operating income	5,281	134,268	54,573	151,789	400,994	52,260	—	52,433	17,207	1,381	421	53,073	—	3,975,295	159,003	—	5,057,978	(4,233,176)	824,802

Operating costs
Cost of sales of goods, excluding depreciation and amortization	—	(58,108)	(30,215)	(76,214)	(267,997)	(49,903)	—	—	—	—	—	(52,122)	—	(2,367,767)	(114,513)	—	(3,016,839)	2,554,897	(461,942)
Unabsorbed cost due to production stoppage	(24,916)	—	—	—	—	—	—	—	—	—	—	(1,973)	—	—	—	—	(26,889)	3,831	(23,058)
Cost of sales of services, excluding depreciation and amortization	—	—	—	—	—	—	—	(24,861)	—	—	—	—	—	—	—	—	(24,861)	21,698	(3,163)
Depreciation and amortization	(9,000)	(7,757)	(6,444)	(59,125)	(72,171)	(7,459)	—	(9,040)	—	—	—	(6,396)	—	—	(42,950)	—	(220,342)	43,561	(176,781)
Exploration in operating units	(32,592)	(11,594)	(6,747)	(9,980)	(16,671)	(3,212)	—	—	—	—	—	—	—	—	(8,967)	—	(89,763)	8,967	(80,796)
Mining royalties	(46)	(12,220)	(472)	(1,322)	(3,168)	(506)	—	—	—	—	—	—	—	—	(1,500)	—	(19,234)	1,501	(17,733)
Total operating costs	(66,554)	(89,679)	(43,878)	(146,641)	(360,007)	(61,080)	—	(33,901)	—	—	—	(60,491)	—	(2,367,767)	(167,930)	—	(3,397,928)	2,634,455	(763,473)
Gross profit (loss)	(61,273)	44,589	10,695	5,148	40,987	(8,820)	—	18,532	17,207	1,381	421	(7,418)	—	1,607,528	(8,927)	—	1,660,050	(1,598,721)	61,329

Operating expenses, net
Administrative expenses	(651)	(12,406)	(5,028)	(14,076)	(8,744)	(3,061)	(1,528)	(2,948)	(12,694)	(218)	(617)	(442)	(5,966)	—	(4,139)	(4,383)	(76,901)	9,173	(67,728)
Selling expenses	(3,634)	(560)	(389)	(5,126)	(9,649)	(179)	—	(770)	—	—	—	(177)	—	(157,373)	(1,018)	—	(178,875)	158,653	(20,222)
Exploration in non-operating areas	(15)	—	—	—	(4,008)	(5,243)	(282)	—	—	—	—	—	(4,737)	—	—	—	(14,285)	33	(14,252)
Reversal (provision) of contingencies and others	(44)	544	(1,776)	(228)	(1,706)	(353)	108	(440)	—	(98)	—	—	442	—	74	—	(3,477)	542	(2,935)
Impairment recovery (loss) of long-lived assets	—	—	—	—	—	—	—	—	—	—	—	19,874	—	—	—	—	19,874	—	19,874
Other, net	2,453	124	(793)	(815)	(7,777)	(7,374)	(931)	(196)	—	8,162	(2,472)	321	(6,090)	(23,933)	317	—	(39,004)	23,919	(15,085)
Total operating expenses, net	(1,891)	(12,298)	(7,986)	(20,245)	(31,884)	(16,210)	(2,633)	(4,354)	(12,694)	7,846	(3,089)	19,576	(16,351)	(181,306)	(4,766)	(4,383)	(292,668)	192,320	(100,348)

Operating income (loss)	(63,164)	32,291	2,709	(15,097)	9,103	(25,030)	(2,633)	14,178	4,513	9,227	(2,668)	12,158	(16,351)	1,426,222	(13,693)	(4,383)	1,367,382	(1,406,401)	(39,019)
Share in the results of associates and joint venture	—	—	—	—	(10)	—	—	7,008	—	—	4,756	—	164,823	—	—	—	176,577	(307)	176,270
Net gain (loss) from currency exchange difference	(290)	99	100	(11)	526	336	604	(207)	(45)	1	(693)	1,218	25,235	980	(51)	—	27,802	(931)	26,871
Finance income	12	2	4	4	879	614	11	394	—	5	308	54	12,226	17,235	1,961	—	33,709	(19,266)	14,443
Finance costs	(496)	(546)	(382)	(302)	(6,470)	(1,318)	(297)	(5,337)	(48)	(2)	(29)	(25)	(38,900)	(10,537)	(2,158)	—	(66,847)	12,711	(54,136)
Profit (loss) before income tax	(63,938)	31,846	2,431	(15,406)	4,028	(25,398)	(2,315)	16,036	4,420	9,231	1,674	13,405	147,033	1,433,900	(13,941)	(4,383)	1,538,623	(1,414,194)	124,429

Current income tax	(19)	(465)	(175)	(527)	(6,125)	(187)	—	(3,238)	(1,197)	(2,714)	1,289	—	(731)	(445,078)	(2,951)	—	(462,118)	446,485	(15,633)
Deferred income tax	—	—	—	—	2,459	(15,945)	—	805	11	—	(107)	3,208	25,128	(63,469)	8,524	—	(39,386)	54,978	15,592
Total income tax	(19)	(465)	(175)	(527)	(3,666)	(16,132)	—	(2,433)	(1,186)	(2,714)	1,182	3,208	24,397	(508,547)	5,573	—	(501,504)	501,463	(41)
Profit (loss) from continuing operations	(63,957)	31,381	2,256	(15,933)	362	(41,530)	(2,315)	13,603	3,234	6,517	2,856	16,613	171,430	925,353	(8,368)	(4,383)	1,037,119	(912,731)	124,388

Discontinued operations gain																			478,547

Profit for the year																			602,935

Total assets	127,479	62,083	34,131	197,550	668,230	79,038	496,198	377,679	14,436	3,306	231,820	74,266	3,047,322	7,993,863	365,585	63,461	13,836,447	(9,333,220)	4,503,227
Total liabilities	55,792	52,429	31,388	29,654	290,998	80,655	21,844	131,540	6,107	139	226	7,981	655,598	1,342,436	117,388	473	2,824,648	(1,484,362)	1,340,286
Other segment information
Investments in associates and joint venture	—	—	—	—	2,486	—	—	121,650	—	—	213,682	—	2,099,568	—	—	—	2,437,386	(916,409)	1,520,977
Acquisition of long-lived assets	32,000	3,584	1,559	3,175	62,593	1,719	46,459	1,487	25	—	3	265	500	—	—	—	153,369	(1,396)	151,973
Changes in estimates of mine closures plans	(3,107)	5,112	3,585	(856)	(11,322)	(8,705)	(6,576)	—	—	—	—	—	—	—	—	—	(21,869)	—	(21,869)

														Equity accounted investees
							Exploration and	Energy				Industrial			Compañía
	Uchucchacua						development	generation		Rental of	Holding of	activities		Sociedad	Minera	Tinka	Total	Adjustments
	(Temporary	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	mining	and	Insurance	mining	investment	(Temporary		Minera Cerro	Coimolache	Resources	operating	and
	suspension)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	projects	transmission	brokerage	concessions	in shares	suspension)	Corporate	Verde S.A.A	S.A.	Ltd.	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2021
Results:
Continuing operations
Operating income
Sales of goods	79,375	89,567	56,065	181,021	410,390	39,380	—	—	—	—	—	47,024	—	4,199,448	215,481	—	5,317,751	(4,454,281)	863,470
Sales of services	—	—	—	—	—	—	—	53,083	15,651	—	551	13,876	—	—	—	—	83,161	(62,109)	21,052
Royalty income	—	—	—	—	—	—	—	—	—	15,928	—	—	—	—	—	—	15,928	—	15,928
Total operating income	79,375	89,567	56,065	181,021	410,390	39,380	—	53,083	15,651	15,928	551	60,900	—	4,199,448	215,481	—	5,416,840	(4,516,390)	900,450
Operating costs
Cost of sales of goods, excluding depreciation and amortization	(95,359)	(56,183)	(31,319)	(82,531)	(248,021)	(46,531)	—	—	—	—	—	(46,811)	—	(2,272,989)	(106,088)	—	(2,985,832)	2,456,101	(529,731)
Unabsorbed cost due to production stoppage	(25,326)	—	—	—	—	—	—	—	—	—	—	(1,050)	—	—	—	—	(26,376)	867	(25,509)
Cost of sales of services, excluding depreciation and amortization	—	—	—	—	—	—	—	(20,781)	—	—	—	(3,940)	—	—	—	—	(24,721)	23,452	(1,269)
Depreciation and amortization	(14,083)	(8,409)	(6,849)	(63,638)	(68,830)	(5,449)	—	(8,995)	—	—	—	(11,569)	—	—	(43,698)	—	(231,520)	44,309	(187,211)
Exploration in operating units	(11,090)	(11,466)	(6,107)	(10,076)	(17,099)	(574)	—	—	—	—	—	—	—	—	(6,191)	—	(62,603)	6,191	(56,412)
Mining royalties	(998)	(7,636)	(599)	(1,712)	(1,626)	(403)	—	—	—	—	—	—	—	—	(529)	—	(13,503)	529	(12,974)
Total operating costs	(146,856)	(83,694)	(44,874)	(157,957)	(335,576)	(52,957)	—	(29,776)	—	—	—	(63,370)	—	(2,272,989)	(156,506)	—	(3,344,555)	2,531,449	(813,106)
Gross profit (loss)	(67,481)	5,873	11,191	23,064	74,814	(13,577)	—	23,307	15,651	15,928	551	(2,470)	—	1,926,459	58,975	—	2,072,285	(1,984,941)	87,344
Operating expenses, net
Administrative expenses	(6,758)	(7,649)	(4,737)	(15,382)	(7,229)	(2,932)	(1,447)	(2,942)	(11,796)	(242)	(1,687)	(1,102)	(4,534)	—	(3,718)	(5,692)	(77,847)	10,262	(67,585)
Selling expenses	(3,738)	(401)	(480)	(5,485)	(9,946)	(124)	—	(740)	—	—	—	(559)	—	—	(1,114)	—	(22,587)	1,760	(20,827)
Exploration in non-operating areas	(65)	—	—	—	(1,383)	(5,742)	(1,011)	—	—	—	—	—	(3,100)	—	—	—	(11,301)	31	(11,270)
Write –off of stripping activity asset	—	—	—	—	(6,763)	—	—	—	—	—	—	—	—	—	—	—	(6,763)	—	(6,763)
Reversal (provision) of contingencies and others	(1,291)	70	320	25	(356)	(1,029)	132	111	—	15	—	9	(436)	—	—	—	(2,430)	(257)	(2,687)
Impairment recovery (loss) of long-lived assets	—	—	—	—	—	4,964	—	—	—	—	—	(19,874)	—	—	—	—	(14,910)	—	(14,910)
Other, net	(7,865)	(501)	(844)	(4,797)	(12,571)	(44)	(371)	134	—	34	(44)	(82)	(80)	—	156	—	(26,875)	(2,385)	(29,260)
Total operating expenses, net	(19,717)	(8,481)	(5,741)	(25,639)	(38,248)	(4,907)	(2,697)	(3,437)	(11,796)	(193)	(1,731)	(21,608)	(8,150)	—	(4,676)	(5,692)	(162,713)	9,411	(153,302)
Operating income (loss)	(87,198)	(2,608)	5,450	(2,575)	36,566	(18,484)	(2,697)	19,870	3,855	15,735	(1,180)	(24,078)	(8,150)	1,926,459	54,299	(5,692)	1,909,572	(1,975,530)	(65,958)

Share in the results of associates and joint venture	—	—	—	—	36	—	—	20,525	(15)	—	(411,974)	—	236,593	—	—	—	(154,835)	395,285	240,450
Finance income	—	—	—	—	388	196	—	124	—	—	—	12	5,659	—	247	—	6,626	(674)	5,952
Finance costs	(431)	(493)	(484)	(270)	(7,126)	(1,361)	(238)	(4,731)	(52)	(2)	(1)	(98)	(45,719)	(28,775)	(2,613)	—	(92,394)	31,765	(60,629)
Net gain (loss) from currency exchange difference	(2,010)	(129)	(612)	(641)	(2,346)	(296)	(1,210)	(377)	397	(83)	(7)	(1,824)	(9,542)	29,493	(1,819)	—	8,994	(27,680)	(18,686)
Profit (loss) before income tax	(89,639)	(3,230)	4,354	(3,486)	27,518	(19,945)	(4,145)	35,411	4,185	15,650	(413,162)	(25,988)	178,841	1,927,177	50,114	(5,692)	1,677,963	(1,576,834)	101,129
Current income tax	(57)	(65)	(41)	(132)	(12,220)	—	—	(1,132)	(1,673)	(4,661)	(121)	(291)	—	(704,455)	(27,702)	—	(752,550)	732,175	(20,375)
Deferred income tax	—	—	—	—	(4,736)	4,212	—	6,824	70	—	—	(1,401)	38,987	(31,248)	(4,118)	—	8,590	35,456	44,046
Total income tax	(57)	(65)	(41)	(132)	(16,956)	4,212	—	5,692	(1,603)	(4,661)	(121)	(1,692)	38,987	(735,703)	(31,820)		(743,960)	767,631	23,671
Profit (loss) from continuing operations	(89,696)	(3,295)	4,313	(3,618)	10,562	(15,733)	(4,145)	41,103	2,582	10,989	(413,283)	(27,680)	217,828	1,191,474	18,294	(5,692)	934,003	(809,203)	124,800
Discontinued operations loss																			(387,604)
Loss for the year																			(262,804)
Total assets	111,885	47,734	30,449	264,521	694,831	121,681	442,335	385,626	19,152	4,927	261,803	63,551	3,016,730	8,124,564	414,986	59,128	14,063,903	(9,502,092)	4,561,811
Total liabilities	62,279	48,659	32,912	36,551	327,519	81,770	21,764	153,090	6,343	1,717	275,814	13,920	1,243,575	1,997,558	150,751	211	4,454,433	(2,431,153)	2,023,280
Other segment information
Investments in associates and joint venture	—	—	—	—	2,497	—	—	99,352	—	—	207,233	—	1,971,506	—	—	—	2,280,588	(858,293)	1,422,295
Acquisition of long-lived assets	16,109	2,983	2,362	3,935	37,649	999	22,513	754	139	—	—	1,744	1,122	—	—	—	90,309	—	90,309
Changes in estimates of mine closures plans	(517)	(390)	(108)	(308)	(1,410)	175	(679)	—	—	—	—	—	(35)	—	—	—	(3,272)	—	(3,272)

														Equity accounted investees
							Exploration and					Industrial			Compañía
	Uchucchacua						development	Energy		Rental of	Holding of	activities		Sociedad	Minera	Tinka	Total	Adjustments
	(Temporary	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	mining	generation and	Insurance	mining	investment	(Temporary		Minera Cerro	Coimolache	Resources	operating	and
	suspension)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	projects	transmission	brokerage	concessions	in shares	suspension)	Corporate	Verde S.A.A	S.A.	Ltd.	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2020
Results:
Continuing operations
Operating income
Sales of goods	90,420	77,825	32,034	142,833	255,275	33,033	—	—	—	—	—	36,541	—	2,538,593	203,163	—	3,409,717	(2,772,098)	637,619
Sales of services	—	—	—	—	—	—	—	48,254	14,753	—	607	15,335	—	—	—	—	78,949	(58,664)	20,285
Royalty income	—	—	—	—	—	—	—	—	—	18,638	—	—	—	—	—	—	18,638	—	18,638
Total operating income	90,420	77,825	32,034	142,833	255,275	33,033	—	48,254	14,753	18,638	607	51,876	—	2,538,593	203,163	—	3,507,304	(2,830,762)	676,542
Operating costs
Cost of sales of goods, excluding depreciation and amortization	(100,097)	(37,139)	(16,679)	(64,107)	(170,148)	(31,978)	—	—	—	—	—	(38,607)	—	(1,939,262)	(91,089)	—	(2,546,139)	2,152,251	(393,888)
Unabsorbed cost due to production stoppage	(9,630)	(3,849)	(5,167)	(822)	(10,216)	(203)	—	—	—	—	—	(597)	—	—	—	—	(30,484)	2,726	(27,758)
Cost of sales of services, excluding depreciation and amortization	—	—	—	—	—	—	—	(17,868)	—	—	—	(5,075)	—	—	—	—	(22,943)	21,389	(1,554)
Depreciation and amortization	(16,752)	(8,102)	(6,412)	(72,714)	(59,433)	(6,595)	—	(9,347)	—	—	—	(10,876)	—	—	(52,732)	—	(190,231)	611	(189,620)
Exploration in operating units	(6,731)	(5,198)	(3,167)	(7,157)	(5,790)	(1)	—	—	—	—	—	—	—	—	(3,586)	—	(28,044)	—	(28,044)
Mining royalties	(1,068)	(6,943)	(278)	(1,228)	(1,902)	(330)	—	—	—	—	—	—	—	—	(715)	—	(11,749)	—	(11,749)
Total operating costs	(134,278)	(61,231)	(31,703)	(146,028)	(247,489)	(39,107)	—	(27,215)	—	—	—	(55,155)	—	(1,939,262)	(148,122)	—	(2,829,590)	2,176,977	(652,613)
Gross profit (loss)	(43,858)	16,594	331	(3,195)	7,786	(6,074)	—	21,039	14,753	18,638	607	(3,279)	—	599,331	55,041	—	677,714	(653,785)	23,929
Operating expenses, net
Administrative expenses	(9,140)	(7,948)	(3,288)	(14,548)	(7,536)	(2,434)	(1,649)	(2,863)	(10,939)	(112)	(398)	(1,498)	(5,965)	—	(4,043)	(2,311)	(74,672)	7,487	(67,185)
Selling expenses	(3,806)	(436)	(438)	(3,862)	(9,070)	(104)	—	(784)	—	—	—	(687)	—	—	(1,290)	—	(20,477)	1,944	(18,533)
Write –off of stripping activity asset	—	—	—	—	(11,633)	—	—	—	—	—	—	—	—	—	—	—	(11,633)	—	(11,633)
Exploration in non-operating areas	(27)	—	—	—	(86)	(4,769)	—	—	—	—	—	—	(3,623)	—	—	—	(8,505)	30	(8,475)
Reversal (provision) of contingencies and others	28	(322)	(195)	10	(1,145)	173	33	501	—	—	—	9	(3,242)	—	—	—	(4,150)	—	(4,150)
Impairment recovery (loss) of long-lived assets	—	—	2,083	—	—	—	—	—	—	—	—	—	—	—	—	—	2,083	—	2,083
Other, net	2,776	(1,922)	(212)	(1,376)	4,547	(712)	(593)	796	—	63	(10)	989	1,186	—	188	—	5,720	(3,030)	2,690
Total operating expenses, net	(10,169)	(10,628)	(2,050)	(19,776)	(24,923)	(7,846)	(2,209)	(2,350)	(10,939)	(49)	(408)	(1,187)	(11,644)	—	(5,145)	(2,311)	(111,634)	6,431	(105,203)
Operating income (loss)	(54,027)	5,966	(1,719)	(22,971)	(17,137)	(13,920)	(2,209)	18,689	3,814	18,589	199	(4,466)	(11,644)	599,331	49,896	(2,311)	566,080	(647,354)	(81,274)
Share in the results of associates and joint venture	—	—	—	—	(253)	—	—	4,331	—	—	(67,018)	—	43,358	—	—	—	(19,582)	82,284	62,702
Finance income	—	—	—	—	257	780	1	1,622	27	9	—	38	1,405	2,350	411	—	6,900	(4,489)	2,411
Finance costs	(268)	(913)	(636)	(390)	(9,175)	(1,484)	(387)	(4,690)	(55)	(2)	(1)	(175)	(21,322)	(142,675)	(2,532)	—	(184,705)	146,883	(37,822)
Net gain (loss) from currency exchange difference	(72)	126	78	130	(404)	(306)	(808)	(402)	65	(49)	91	(984)	(1,576)	52,464	(1,267)	—	47,086	(51,202)	(4,116)
Profit (loss) before income tax	(54,367)	5,179	(2,277)	(23,231)	(26,712)	(14,930)	(3,403)	19,550	3,851	18,547	(66,729)	(5,587)	10,221	511,470	46,508	(2,311)	415,779	(473,878)	(58,099)
Current income tax	(60)	(55)	(16)	(93)	(1,483)	(17)	—	(780)	(1,475)	(5,543)	(177)	(171)	—	(236,926)	(24,801)	—	(271,597)	261,673	(9,924)
Deferred income tax	—	—	—	—	(3,346)	235	—	(9,388)	172	—	—	(347)	(2,888)	—	1,079	—	(14,483)	(1,023)	(15,506)
Total income tax	(60)	(55)	(16)	(93)	(4,829)	218	—	(10,168)	(1,303)	(5,543)	(177)	(518)	(2,888)	(236,926)	(23,722)	—	(286,080)	260,650	(25,430)
Profit (loss) from continuing operations	(54,427)	5,124	(2,293)	(23,324)	(31,541)	(14,712)	(3,403)	9,382	2,548	13,004	(66,906)	(6,105)	7,333	274,544	22,786	(2,311)	129,699	(213,228)	(83,529)
Discontinued operations loss																			(66,810)
Loss for the year																			(150,339)
Total assets	145,287	47,855	45,999	329,384	720,150	134,562	425,731	357,830	15,932	6,813	362,419	90,337	2,343,010	7,767,459	418,966	64,539	13,276,273	(9,296,656)	3,979,617
Total liabilities	62,024	46,787	34,431	38,923	366,705	78,916	22,695	166,396	5,569	2,694	340	13,025	410,197	2,132,131	150,463	876	3,532,172	(2,352,412)	1,179,760
Other segment information
Investments in associates and joint venture	—	—	—	—	2,374	—	—	94,117	—	—	159,529	—	2,040,598	—	—	—	2,296,618	(807,843)	1,488,775
Acquisition of long-lived assets	10,443	1,064	1,059	3,531	23,955	825	24,648	371	106	—	—	4,611	933	—	—	—	71,546	—	71,546
Changes in estimates of mine closures plans	11,745	5,042	771	1,186	2,437	9,569	808	—	—	—	—	—	—	—	—	—	31,558	—	31,558

Reconciliation of segment profit (loss)

The reconciliation of segment profit (loss) to the consolidated profit (loss) from continuing operations follows:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Segment profit (loss)	1,037,119	934,003	129,699
Elimination of profit of equity accounted investees, not consolidated (owned by third parties)	(912,602)	(1,204,076)	(295,019)
Elimination of intercompany sales	(98,879)	(101,460)	(89,006)
Elimination of cost of sales and operating expenses intercompany	98,879	101,460	89,593
Elimination of share in the results of subsidiaries and associates	(307)	395,285	82,284
Other	178	(412)	(1,080)
Consolidated profit (loss) from continuing operations	124,388	124,800	(83,529)

Reconciliation of segment assets

The reconciliation of segment assets to the consolidated assets follows:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Segment assets	13,836,447	14,063,903	13,276,273
Elimination of assets of equity accounted investees, not consolidated (owned by third parties)	(8,422,909)	(8,598,678)	(8,250,964)
Elimination of the subsidiaries and associates of the Parent company	(920,601)	(914,940)	(1,005,368)
Elimination of intercompany receivables	(16,921)	(15,188)	(57,810)
Other	27,211	26,714	17,486
Consolidated assets	4,503,227	4,561,811	3,979,617

Reconciliation of segment liabilities

The reconciliation of segment liabilities to the consolidated liabilities follows:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Segment liabilities	2,824,648	4,454,433	3,532,172
Elimination of liabilities of equity accounted investees, not consolidated	(1,460,297)	(2,148,520)	(2,283,470)
Elimination of intercompany payables	(24,140)	(282,530)	(68,961)
Other	75	(103)	19
Consolidated liabilities	1,340,286	2,023,280	1,179,760

Disaggregated revenue information

Set out below is the disaggregation of the Group’s revenue from contracts with customers:

											Industrial
	Uchuchacua						Energy		Rental of	Holding of	activities	Total	Adjustments
	(Temporary	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	generation and	Insurance	mining	investment	(Temporary	operating	and
	suspension)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	transmission	brokerage	concessions	in shares	suspension)	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2022
Revenues by type of customers:
Sales by customers -
External	5,052	134,158	50,652	152,537	385,731	1,220	—	—	—	—	53,347	782,697	—	782,697
Inter-segment	—	—	—	—	—	50,338	—	—	—	—	—	50,338	(50,338)	—
	5,052	134,158	50,652	152,537	385,731	51,558	—	—	—	—	53,347	833,035	(50,338)	782,697
Services -
External	—	—	—	—	—	—	5,015	17,207	—	—	—	22,222	—	22,222
Inter-segment	—	—	—	—	—	—	47,418	—	—	421	—	47,839	(47,839)	—
	—	—	—	—	—	—	52,433	17,207	—	421	—	70,061	(47,839)	22,222
Royalties -
External	—	—	—	—	—	—	—	—	1,381	—	—	1,381	—	1,381
	5,052	134,158	50,652	152,537	385,731	51,558	52,433	17,207	1,381	421	53,347	904,477	(98,177)	806,300

Revenues by geographic region:
Metal and concentrates sales -
Peru	2,733	20,475	46,124	140,593	322,372	51,558	—	—	—	—	248	548,103	(50,338)	533,765
America - other than Peru	—	113,683	—	11,942	—	—	—	—	—	—	53,099	178,724	—	178,724
Europe	2,319	—	25	2	31,066	—	—	—	—	—	—	33,412	—	33,412
Asia	—	—	4,503	—	32,293	—	—	—	—	—	—	36,796	—	36,796
	5,052	134,158	50,652	152,537	385,731	51,558	—	—	—	—	53,347	833,035	(50,338)	782,697
Services -
Peru	—	—	—	—	—	—	52,433	17,080	—	421	—	69,934	(62,109)	20,936
America - other than Peru	—	—	—	—	—	—	—	127	—	—	—	127	—	127
Europe	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	—	—	—	—	—	—	52,433	17,207	—	421	—	70,061	(47,839)	22,222
Royalties -
Peru	—	—	—	—	—	—	—	—	1,381	—	—	1,381	—	1,381
	5,052	134,158	50,652	152,537	385,731	51,558	52,433	17,207	1,381	421	53,347	904,477	(98,177)	806,300

Revenues by type of good or services:
Sales by metal -
Silver	8,363	755	51,232	32,269	62,951	2,218	—	—	—	—	2,245	160,033	(2,110)	157,923
Gold	—	134,200	28	84,003	29,326	51,908	—	—	—	—	50,888	350,353	(50,606)	299,747
Copper	—	—	516	—	366,762	—	—	—	—	—	—	367,278	—	367,278
Zinc	400	—	—	40,087	66,999	—	—	—	—	—	—	107,486	—	107,486
Lead	(55)	—	856	19,616	12,534	—	—	—	—	—	—	32,951	—	32,951
Manganese sulfate	—	—	—	—	—	—	—	—	—	—	361	361	—	361
Antimony	—	—	28	—	—	—	—	—	—	—	—	28	—	28
	8,708	134,955	52,660	175,975	538,572	54,126	—	—	—	—	53,494	1,018,490	(52,716)	965,774
Commercial deductions	(3,656)	(797)	(2,008)	(23,438)	(152,841)	(2,568)	—	—	—	—	(147)	(185,455)	2,378	(183,077)
	5,052	134,158	50,652	152,537	385,731	51,558	—	—	—	—	53,347	833,035	(50,338)	782,697
Services -	—	—	—	—	—	—	52,433	17,207	—	421	—	70,061	(47,839)	22,222
Royalty income -	—	—	—	—	—	—	—	—	1,381	—	—	1,381	—	1,381
	5,052	134,158	50,652	152,537	385,731	51,558	52,433	17,207	1,381	421	53,347	904,477	(98,177)	806,300

											Industrial
	Uchucchacua						Energy		Rental of	Holding of	activities	Total	Adjustments
	(Temporary	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	generation and	Insurance	mining	investment	(Temporary	operating	and
	suspension)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	transmission	brokerage	concessions	in shares	suspension)	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2022
Revenues by type of customers:
Sales by customers -
External	80,407	89,474	57,227	182,061	468,238	29	—	—	—	—	46,954	924,390	—	924,390
Inter-segment	—	—	—	—	—	39,227	—	—	—	—	—	39,227	(39,227)	—
	80,407	89,474	57,227	182,061	468,238	39,256	—	—	—	—	46,954	963,617	(39,227)	924,390
Services -
External	—	—	—	—	—	—	5,401	15,651	—	—	—	21,052	—	21,052
Inter-segment	—	—	—	—	—	—	47,682	—	—	551	13,876	62,109	(62,109)	—
	—	—	—	—	—	—	53,083	15,651	—	551	13,876	83,161	(62,109)	21,052
Royalties -
External	—	—	—	—	—	—	—	—	15,928	—	—	15,928	—	15,928
	80,407	89,474	57,227	182,061	468,238	39,256	53,083	15,651	15,928	551	60,830	1,062,706	(101,336)	961,370
Revenues by geographic region:
Metal and concentrates sales -
Peru	69,378	6,794	43,031	161,629	420,098	39,254	—	—	—	—	2,005	742,189	(39,227)	702,962
America - other than Peru	—	82,680	—	19,602	—	2	—	—	—	—	43,704	145,988	—	145,988
Europe	10,795	—	14,196	830	24,737	—	—	—	—	—	1,245	51,803	—	51,803
Asia	234	—	—	—	23,403	—	—	—	—	—	—	23,637	—	23,637
	80,407	89,474	57,227	182,061	468,238	39,256	—	—	—	—	46,954	963,617	(39,227)	924,390
Services -
Peru	—	—	—	—	—	—	53,083	15,535	—	551	13,876	83,045	(62,109)	20,936
America - other than Peru	—	—	—	—	—	—	—	96	—	—	—	96	—	96
Europe	—	—	—	—	—	—	—	20	—	—	—	20	—	20
	—	—	—	—	—	—	53,083	15,651	—	551	13,876	83,161	(62,109)	21,052
Royalties -
Peru	—	—	—	—	—	—	—	—	15,928	—	—	15,928	—	15,928
	80,407	89,474	57,227	182,061	468,238	39,256	53,083	15,651	15,928	551	60,830	1,062,706	(101,336)	961,370

Revenues by type of good or services:
Sales by metal -
Silver	86,988	358	60,596	38,978	126,979	2,504	—	—	—	—	2,986	319,389	(2,459)	316,930
Gold	19	89,426	371	112,182	21,570	38,854	—	—	—	—	39,103	301,525	(38,849)	262,676
Copper	—	—	140	—	340,382	—	—	—	—	—	—	340,522	—	340,522
Zinc	15,214	—	—	32,001	96,365	—	—	—	—	—	—	143,580	—	143,580
Lead	9,300	—	828	19,483	22,296	—	—	—	—	—	—	51,907	—	51,907
Manganese sulfate	—	—	—	—	—	—	—	—	—	—	4,976	4,976	—	4,976
	111,521	89,784	61,935	202,644	607,592	41,358	—	—	—	—	47,065	1,161,899	(41,308)	1,120,591
Commercial deductions	(31,114)	(310)	(4,708)	(20,583)	(139,354)	(2,102)	—	—	—	—	(111)	(198,282)	2,081	(196,201)
	80,407	89,474	57,227	182,061	468,238	39,256	—	—	—	—	46,954	963,617	(39,227)	924,390
Services -	—	—	—	—	—	—	53,083	15,651	—	551	13,876	83,161	(62,109)	21,052
Royalty income -	—	—	—	—	—	—	—	—	15,928	—	—	15,928	—	15,928
	80,407	89,474	57,227	182,061	468,238	39,256	53,083	15,651	15,928	551	60,830	1,062,706	(101,336)	961,370

											Industrial
	Uchucchacua						Energy		Rental of	Holding of	activities	Total	Adjustments
	(Temporary	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	generation and	Insurance	mining	investment	(Temporary	operating	and
	suspension)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	transmission	brokerage	concessions	in shares	suspension)	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2020
Revenues by type of customers:
Sales by customers -
External	91,007	77,907	31,663	143,233	251,974	2,554	—	—	—	—	36,336	634,674	—	634,674
Inter-segment	—	—	—	—	(160)	30,470	—	—	—	—	—	30,310	(30,310)	—
	91,007	77,907	31,663	143,233	251,814	33,024	—	—	—	—	36,336	664,984	(30,310)	634,674
Services -
External	—	—	—	—	—	—	5,532	14,753	—	—	—	20,285	—	20,285
Inter-segment	—	—	—	—	—	—	42,722	—	—	607	15,335	58,664	(58,664)	—
	—	—	—	—	—	—	48,254	14,753	—	607	15,335	78,949	(58,664)	20,285
Royalties -
External	—	—	—	—	—	—	—	—	18,638	—	—	18,638	—	18,638
	91,007	77,907	31,663	143,233	251,814	33,024	48,254	14,753	18,638	607	51,671	762,571	(88,974)	673,597

Revenues by geographic region:
Metal and concentrates sales -
Peru	77,077	7,097	3,238	81,058	216,481	32,886	—	—	—	—	2,327	420,164	(30,310)	389,854
America - other than Peru	—	70,810	—	60,273	—	138	—	—	—	—	32,279	163,500	—	163,500
Europe	11,503	—	28,425	552	—	—	—	—	—	—	1,730	42,210	—	42,210
Asia	2,427	—	—	1,350	35,333	—	—	—	—	—	—	39,110	—	39,110
	91,007	77,907	31,663	143,233	251,814	33,024	—	—	—	—	36,336	664,984	(30,310)	634,674
Services -
Peru	—	—	—	—	—	—	48,254	14,641	—	607	15,335	78,837	(58,664)	20,173
America - other than Peru	—	—	—	—	—	—	—	92	—	—	—	92	—	92
Europe	—	—	—	—	—	—	—	20	—	—	—	20	—	20
	—	—	—	—	—	—	48,254	14,753	—	607	15,335	78,949	(58,664)	20,285
Royalties -
Peru	—	—	—	—	—	—	—	—	18,638	—	—	18,638	—	18,638
	91,007	77,907	31,663	143,233	251,814	33,024	48,254	14,753	18,638	607	51,671	762,571	(88,974)	673,597

Revenues by type of good or services:
Sales by metal -
Silver	97,903	185	33,631	32,766	63,312	2,241	—	—	—	—	2,337	232,375	(1,877)	230,498
Gold	14	77,964	14	105,359	13,667	32,672	—	—	—	—	30,023	259,713	(30,123)	229,590
Copper	—	—	48	—	181,007	—	—	—	—	—	—	181,055	256	181,311
Zinc	8,356	—	—	9,513	102,677	—	—	—	—	—	—	120,546	—	120,546
Lead	6,760	—	529	10,688	30,449	—	—	—	—	—	—	48,426	—	48,426
Manganese sulfate	—	—	—	—	—	—	—	—	—	—	4,051	4,051	—	4,051
	113,033	78,149	34,222	158,326	391,112	34,913	—	—	—	—	36,411	846,166	(31,744)	814,422
Commercial deductions	(22,026)	(242)	(2,559)	(15,093)	(139,298)	(1,889)	—	—	—	—	(75)	(181,182)	1,434	(179,748)
	91,007	77,907	31,663	143,233	251,814	33,024	—	—	—	—	36,336	664,984	(30,310)	634,674
Services -	—	—	—	—	—	—	48,254	14,753	—	607	15,335	78,949	(58,664)	20,285
Royalty income -	—	—	—	—	—	—	—	—	18,638	—	—	18,638	—	18,638
	91,007	77,907	31,663	143,233	251,814	33,024	48,254	14,753	18,638	607	51,671	762,571	(88,974)	673,597